Transactions with related parties	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Transactions with related parties

4. Transactions with related parties

Capital Maritime & Trading Corp. (“CMTC”) is an international shipping company with a long history of operating and investing in the shipping market and our sponsor. As of June 30, 2023, and December 31, 2022, CMTC may be deemed to beneficially own a 24.9% and 23.1% of our common units respectively.

CGC Operating Corp. (“CGC”) is a privately held company controlled by Mr. Miltiadis Marinakis the son of Mr. Evangelos M. Marinakis who also controls our general partner Capital GP L.L.C. (“CGP”) and Capital Gas Corp. On March 30, 2022, CGC transferred all 1,153,846 common units held by it to Capital Gas Corp. As of June 30, 2023, and December 31, 2022, Capital Gas Corp. may be deemed to beneficially own a 5.7% of our common units.

On June 6, 2022, the Partnership entered into a Master Vessel Acquisition Agreement (the “Master Agreement”) with CMTC for the acquisition of one 174,000 Cubic Meters (“CBM”) LNG/C vessel, two 13,312 Twenty-foot Equivalent Unit (“TEU”) and one 13,696 TEU container carrier vessels (Note 5).

In January 2023, the Partnership acquired from CMTC the shares of the company owning a 13,312 TEU container carrier vessel, the M/V Itajai Express (Note 5), which entered into a floating fee management agreement with Capital-Executive Ship Management Corp. (“Capital Executive”).

In February 2023, the Partnership acquired from CMTC the shares of the company owning one 174,000 CBM LNG/C vessel, the LNG/C Asterix I (Note 5), which entered into a floating fee management agreement with Capital Gas Ship Management Corp. (“Capital-Gas”).

In June 2023, the Partnership acquired from CMTC the shares of the company owning a 13,696 TEU container carrier vessel, the M/V Buenaventura Express (Note 5), which entered into a floating fee management agreement with Capital-Executive.

Further to the transactions described above with CMTC  , the Partnership and its subsidiaries have related party transactions with Capital Ship Management Corp. (“CSM”), Capital-Executive  , Capital-Gas,   (collectively “Managers”), and the Partnership’s general partner,  arising from certain terms of the following management and administrative services agreements.

1.	Floating fee management agreements: Under the terms of these agreements the Partnership compensates its Managers for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry docking are borne by the Partnership and not by the Managers. The Partnership also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index.

2.	Administrative and service agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Partnership reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM submits to the Partnership an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended in 2016, 2019 and 2022, according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relation and corporate support services to the Partnership. For the six-month periods ended June 30, 2023, and 2022 the fees under the executive services agreement with CGP amounted to $1,175 and $975, respectively and are included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

4. Transactions with related parties – continued

Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of June 30, 2023	As of December 31, 2022
Assets:
Capital-Executive – advances for operating and voyage expenses (a)	$–	$3,636
Due from related party	$–	$3,636
Advances for vessels under construction – related party (b)	$–	$24,000
Liabilities:
CSM – payments on behalf of the Partnership (c)	$–	$705
Management fee payable to CSM (d)	–	25
Capital-Executive – payments on behalf of the Partnership (c)	3,883	–
Capital-Gas – payments on behalf of the Partnership (c)	1,692	107
Management fee payable to Capital-Gas (d)	–	179
Due to related parties	$5,575	$1,016

	For the six-month periods ended June 30,
Consolidated Statements of Comprehensive Income	2023	2022
Vessel operating expenses	$5,212	$4,571
General and administrative expenses (e)	1,296	1,063

(a)	Managers - Advances from the Partnership: This line item represents the amount advanced from the Partnership for operating and voyage expenses that will be paid by the Managers on behalf of the Partnership and its subsidiaries.

(b)	Advances for vessels under construction – related party: This line item includes advances paid by the Partnership to CMTC in respect of the Master Agreement.
(c)

Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.

(d)	Management fee payable to Managers: The amount outstanding as of December 31, 2022, represents the management fee payable to the Managers under the management agreements.
(e)	General and administrative expenses:This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.